Summary of basic and diluted earnings per share (Details) - GBP (£)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Income for the period		£ 353,582	£ 512,658
Basic weighted average number of shares outstanding	[1]	3,030,825	551,923
Basic and diluted weighted average number of shares outstanding	[1]	3,488,575	674,398
Basic income per share		£ 0.12	£ 0.93
Diluted income per share		£ 0.10	£ 0.76

[1]	On November 18, 2022, the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new share. The outstanding shares presented above reflect the fifty for one reverse share split.